Expense Example - FidelityInternationalRealEstateFund-AMCIZPRO - FidelityInternationalRealEstateFund-AMCIZPRO - Fidelity International Real Estate Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor International Real Estate Fund - Class A
Expense Example:
1 year	$ 690
3 years	942
5 years	1,216
10 years	1,994
Fidelity Advisor International Real Estate Fund - Class C
Expense Example:
1 year	298
3 years	624
5 years	1,079
10 years	2,142
Fidelity Advisor International Real Estate Fund - Class M
Expense Example:
1 year	492
3 years	805
5 years	1,141
10 years	2,091
Fidelity Advisor International Real Estate Fund - Class I
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	1,131
Fidelity Advisor International Real Estate Fund - Class Z
Expense Example:
1 year	82
3 years	255
5 years	444
10 years	$ 990